Commitments - Disclosure of detailed information about significant commitments for streams and offtakes (Details)	12 Months Ended
Dec. 31, 2024
CSA streams [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
CSA streams [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	100.00%
Per ounce/tonne/carat cash payment	4%
CSA streams [Member] | Copper [Member] | Minimum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	3.00%
CSA streams [Member] | Copper [Member] | Maximum [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	4.875%
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Gibraltar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	100.00%
Per ounce/tonne/carat cash payment	nil
Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Mantos Blancos stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	100.00%
Per ounce/tonne/carat cash payment	8% spot
Renard stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Renard stream [Member] | Diamond [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	9.60%
Per ounce/tonne/carat cash payment	Lesser of 40% of sales price or $40
Sasa stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Sasa stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased	100.00%
Per ounce/tonne/carat cash payment	6.545